16. Trade payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade Payables Tables
Trade payables
	2017	2016

Product suppliers	8,554	7,763
Service suppliers	412	320
Bonuses from suppliers (note 16.2)	(838)	(851)
	8,128	7,232